Share-based compensation reserve - Additional Information (Details) - EUR (€) € in Millions				1 Months Ended	12 Months Ended
	Jun. 19, 2019	Jun. 14, 2018	Jun. 19, 2017	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reserves within equity [line items]
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity				€ 0.1	€ (0.8)	€ (0.2)	€ (0.1)
Share based payment charge					14.9	13.0	2.6
Share based compensation reserve
Disclosure of reserves within equity [line items]
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity					0.8
Non-Executive Director | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share based payment charge					€ 0.9
Non-Executive Director | Restricted Shares
Disclosure of reserves within equity [line items]
Shares paid for tax withholding for share based compensation	12,100	12,312	9,384		400,000
Key management personnel | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share based payment charge					€ 14.0
Share based compensation reserve
Disclosure of reserves within equity [line items]
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity					(0.8)	(0.8)	(0.7)
Share based payment charge					€ 14.9	€ 13.0	€ 2.6
Share based compensation reserve | Non-Executive Director | Restricted Shares
Disclosure of reserves within equity [line items]
Share based payment charge	€ 0.0	€ 0.0	€ 0.3